Finance Income (Tables)	12 Months Ended
Jun. 30, 2022
Material Income And Expense [Abstract]
Summary of Finance Income
	2022	2021	2020

	US$	US$	US$
Interest income	235,468	372,001	480,453
Total finance income	235,468	372,001	480,453